Income tax (Tables)	12 Months Ended
Mar. 31, 2018
Income tax
Schedule of income before income tax expense

	Year ended March 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

The PRC	323,510	365,448	435,576	69,441
Non-PRC
- Hong Kong	405	(36)	(45)	(7)
- British Virgin Islands	8,288	(2,985)	(56)	(9)
- Cayman Islands	(190,870)	(196,116)	(131,940)	(21,034)

Income before income tax expense	141,333	166,311	303,535	48,391

Schedule of income tax expense

	Year ended March 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Current tax expense	51,060	58,767	72,591	11,573
Deferred tax expense	(1,060)	(21,145)	(9,935)	(1,584)

Total income tax expense	50,000	37,622	62,656	9,989

Schedule of the reconciliation of expected income tax to actual income tax expense

	Year ended March 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Income before income tax expense	141,333	166,311	303,535	48,391

Computed “expected” tax expense	35,333	41,578	75,884	12,098
Non-PRC entities not subject to income tax
- Hong Kong	(101)	9	11	2
- British Virgin Islands	(2,072)	746	14	2
- Cayman Islands	47,717	49,029	32,985	5,258
PRC dividend withholding tax	5,200	(14,300)	—	—
Non-taxable income	(7,950)	—	—	—
Preferential tax rates	(33,049)	(39,931)	(49,093)	(7,826)
Others	4,922	491	2,855	455

Actual income tax expense	50,000	37,622	62,656	9,989

Schedule of deferred tax assets/(liabilities)

	March 31,
	2017	2018	2018
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	17,850	21,086	3,362
Non-current accounts receivable	12,003	11,725	1,869
Inventories	2,273	7,410	1,181
Others	881	1,713	273

Deferred tax assets	33,007	41,934	6,685

Deferred tax liabilities:
Deferred revenue	(67)	(57)	(9)
Property, plant and equipment	(5,536)	(5,694)	(908)
Intangible assets	(26,672)	(25,516)	(4,068)

Deferred tax liabilities	(32,275)	(31,267)	(4,985)

Net deferred tax assets	732	10,667	1,700

Classification on consolidated balance sheets:
Deferred tax assets	22,155	31,295	4,989
Deferred tax liabilities	(21,423)	(20,628)	(3,289)

Net deferred tax assets	732	10,667	1,700